UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Equity Securities - 97.0%
Common Stock - 97.0%
Australia - 2.6%
38,000	Aconex, Ltd. (a)	$227,358
11,400	ARB Corp., Ltd.	173,539
74,000	Greencross, Ltd.	300,661
15,744	IDP Education, Ltd.	90,087
147,830	Metals X, Ltd.	81,749
53,790	The Star Entertainment Group, Ltd.	218,548
91,660	Western Areas, Ltd.	220,350
		1,312,292
Austria - 2.5%
16,314	FACC AG (a)	447,640
5,191	Oesterreichische Post AG	257,918
6,141	Palfinger AG	247,465
2,700	Schoeller-Bleckmann Oilfield Equipment AG (a)	296,840
		1,249,863
Brazil - 0.4%
50,880	Duratex SA	182,625
Canada - 4.4%
66,010	Cardinal Energy, Ltd.	222,877
14,200	Intertape Polymer Group, Inc.	228,263
24,100	Martinrea International, Inc.	284,894
177,970	Surge Energy, Inc.	272,132
86,170	TORC Oil & Gas, Ltd.	441,434
167,300	Trevali Mining Corp. (a)	168,813
68,140	Western Forest Products, Inc.	136,983
71,510	Whitecap Resources, Inc.	437,380
		2,192,776
China - 1.3%
52,000	Beijing Capital International Airport Co., Ltd., Class H	69,836
915,040	China BlueChemical, Ltd., Class H	256,505
460,000	Goodbaby International Holdings, Ltd.	314,163
		640,504
Cyprus - 0.5%
89,500	Atalaya Mining PLC (a)	266,833
Denmark - 0.6%
4,690	Jyske Bank A/S	276,975
Faroe Islands - 1.9%
17,740	Bakkafrost P/F	970,871
Finland - 1.6%
13,096	Finnair OYJ	182,088
21,225	Ramirent OYJ	174,849
6,728	Valmet OYJ	134,773
34,659	YIT OYJ	289,994
		781,704
France - 3.7%
5,100	Akka Technologies	309,999
8,100	Albioma SA	191,958
15,697	Derichebourg SA	138,001
3,000	ESI Group (a)	145,624
15,000	FIGEAC-AERO (a)	302,691
6,500	Kaufman & Broad SA	341,671
3,200	LNA Sante SA	222,859
1,117	Naturex (a)	184,171
		1,836,974
Germany - 6.5%
3,400	CANCOM SE	349,952
15,509	CTS Eventim AG & Co. KGaA	726,301
81,398	Deutz AG	746,163
Shares	Security Description	Value
Germany - 6.5% (continued)
10,000	FinTech Group AG (a)	$341,450
4,840	Gerresheimer AG	396,926
12,362	Hamburger Hafen und Logistik AG	277,598
6,854	Leoni AG	437,867
		3,276,257
Guernsey - 0.5%
64,000	SafeCharge International Group, Ltd.	262,642
Hong Kong - 0.3%
70,500	HKBN, Ltd.	83,183
25,000	Melco International Development, Ltd.	72,628
		155,811
Ireland - 1.3%
115,920	C&C Group PLC	379,406
141,000	Hibernia REIT PLC	250,524
		629,930
Italy - 1.6%
2,356	Biesse SpA	139,729
104,990	Cairo Communication SpA	471,525
19,840	Zignago Vetro SpA	202,620
		813,874
Japan - 30.0%
10,900	Alps Electric Co., Ltd.	265,316
9,200	Arcland Sakamoto Co., Ltd.	147,245
38,000	Asanuma Corp.	141,422
60,700	Bic Camera, Inc.	953,812
5,400	Cawachi, Ltd.	133,674
6,640	DIC Corp.	220,283
4,300	Digital Arts, Inc.	161,647
15,000	Doutor Nichires Holdings Co., Ltd.	353,837
27,500	eRex Co., Ltd.	205,465
7,400	FCC Co., Ltd.	205,994
43,200	FIDEA Holdings Co., Ltd.	78,763
5,500	FreakOut Holdings inc (a)	76,345
11,555	Fumakilla, Ltd.	214,257
10,900	Geo Holdings Corp.	171,687
3,300	Heiwado Co., Ltd.	79,550
3,100	Hirata Corp.	277,064
34,900	Infomart Corp.	349,968
17,900	Internet Initiative Japan, Inc.	365,049
28,860	Itoki Corp.	184,435
26,300	Kanamoto Co., Ltd.	874,978
22,600	Kohnan Shoji Co., Ltd.	541,610
6,100	Lasertec Corp.	217,274
55,000	Makino Milling Machine Co., Ltd.	510,173
22,010	Marui Group Co., Ltd.	438,524
8,600	Milbon Co., Ltd.	380,273
65,800	Monex Group, Inc.	210,253
28,820	Nakano Corp.	169,282
4,500	NEC Networks & System Integration Corp.	115,751
7,100	Nihon Chouzai Co., Ltd.	224,534
8,700	Nippon Ceramic Co., Ltd.	234,905
7,600	Nishio Rent All Co., Ltd.	234,275
20,600	Nissin Electric Co., Ltd.	190,890
48,030	North Pacific Bank, Ltd.	160,243
56,400	NTN Corp.	232,692
26,300	Okamura Corp.	355,676
12,600	Optex Group Co., Ltd.	316,288
9,500	Poletowin Pitcrew Holdings, Inc.	169,367
4,300	Ryobi, Ltd.	112,870
11,900	Saizeriya Co., Ltd.	334,168
20,300	Scroll Corp.	80,128
26,300	Seikitokyu Kogyo Co., Ltd.	173,018
23,300	Shinmaywa Industries, Ltd.	190,070

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Japan - 30.0% (continued)
15,230	Shinnihon Corp.	$162,598
4,800	St. Marc Holdings Co., Ltd.	139,166
3,500	Studio Alice Co., Ltd.	84,832
17,600	Tadano, Ltd.	261,176
4,500	Taiyo Holdings Co., Ltd.	192,002
9,500	Takaoka Toko Co., Ltd.	150,975
6,200	Take and Give Needs Co., Ltd.	68,348
31,600	The Chiba Bank, Ltd.	254,511
2,800	The Miyazaki Bank, Ltd.	87,496
5,200	The Nisshin Oillio Group, Ltd.	143,922
23,000	UACJ Corp.	584,051
4,400	Uchida Yoko Co., Ltd.	118,141
5,000	United Arrows, Ltd.	187,491
1,100	V Technology Co., Ltd.	314,788
12,400	W-Scope Corp.	168,045
2,000	Yamaya Corp.	59,396
19,500	Yonex Co., Ltd.	109,041
6,300	Yuasa Trading Co., Ltd.	204,267
42,400	Yumeshin Holdings Co., Ltd.	467,414
14,300	Zojirushi Corp.	208,039
		15,018,754
Luxembourg - 0.3%
4,690	Ternium SA, ADR	152,378
Malaysia - 0.5%
190,900	Genting Malaysia Bhd	239,365
Mexico - 0.9%
159,140	Fibra Uno Administracion SA de CV REIT	239,498
132,840	PLA Administradora Industrial S de RL de CV REIT (a)	220,961
		460,459
Netherlands - 3.3%
11,799	BE Semiconductor Industries NV	1,205,726
12,297	Intertrust NV (b)	254,803
51,750	PostNL NV	193,702
		1,654,231
New Zealand - 0.9%
59,760	Fletcher Building, Ltd.	260,427
92,000	Vista Group International, Ltd.	190,157
		450,584
Norway - 2.8%
24,500	Hoegh LNG Holdings, Ltd.	130,645
10,000	Norway Royal Salmon ASA	205,134
22,000	Opera Software ASA (a)	51,697
12,020	Salmar ASA	492,527
21,648	TGS NOPEC Geophysical Co. ASA	528,441
		1,408,444
Philippines - 0.6%
3,920,500	Filinvest Land, Inc.	123,977
104,410	Metropolitan Bank & Trust Co.	171,691
		295,668
Portugal - 0.5%
21,749	Mota-Engil SGPS SA	87,509
32,080	NOS SGPS SA	189,075
		276,584
South Africa - 0.6%
61,950	Life Healthcare Group Holdings, Ltd.	144,478
18,960	Truworths International, Ltd.	172,212
		316,690
South Korea - 3.1%
348	CJ O Shopping Co., Ltd.	72,969
1,366	Cosmax, Inc.	176,213
20,140	DGB Financial Group, Inc.	220,125
Shares	Security Description	Value
South Korea - 3.1% (continued)
10,587	F&F Co., Ltd.	$402,264
233	Hyundai Livart Furniture Co., Ltd.	5,159
8,572	PSK, Inc.	203,865
9,839	SFA Engineering Corp.	321,228
1,000	SK Materials Co., Ltd.	139,413
		1,541,236
Spain - 1.7%
74,813	Ence Energia y Celulosa SA	563,368
155,010	Unicaja Banco SA (a)(b)	267,407
		830,775
Sweden - 4.5%
6,600	BioGaia AB	332,774
11,600	Bulten AB	155,597
30,000	Humana AB	169,944
20,810	Husqvarna AB	200,578
22,719	Mycronic AB	290,592
38,350	Nobina AB (b)	247,329
268,000	Opus Group AB	197,394
28,870	Swedish Orphan Biovitrum AB (a)	515,005
5,000	Troax Group AB	141,321
		2,250,534
Switzerland - 1.6%
3,103	Bobst Group SA	343,083
3,720	Valiant Holding AG	440,485
		783,568
Taiwan - 4.0%
94,000	Ability Enterprise Co., Ltd.	62,544
32,020	Advantech Co., Ltd.	229,522
46,690	Casetek Holdings, Ltd.	137,074
323,000	Elan Microelectronics Corp.	490,199
130,000	Gigabyte Technology Co., Ltd.	302,740
68,000	Globe Union Industrial Corp.	47,927
188,000	King's Town Bank Co., Ltd.	237,926
124,000	Kinik Co.	320,239
23,000	Merry Electronics Co., Ltd.	131,735
36,000	Taiwan FU Hsing Industrial Co., Ltd.	45,437
		2,005,343
United Kingdom - 12.0%
78,000	Biffa PLC (b)	218,868
56,300	Halfords Group PLC	257,504
57,290	Howden Joinery Group PLC	370,381
75,650	McCarthy & Stone PLC (b)	153,368
65,140	Merlin Entertainments PLC (b)	316,763
104,250	Pagegroup PLC	784,700
31,810	Playtech PLC	327,045
45,000	Polypipe Group plc	219,710
17,346	Redde PLC	40,934
49,352	Safestore Holdings PLC REIT	339,973
104,491	SSP Group PLC	896,465
3,000	Stallergenes Greer PLC (a)	106,311
15,880	Travis Perkins PLC	274,931
37,058	Tyman PLC	154,937
75,000	Urban & Civic PLC	321,989
64,327	Virgin Money Holdings UK PLC	237,179
35,067	WH Smith PLC	958,397
		5,979,455
Total Common Stock (Cost $44,488,509)		48,513,999

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
MARCH 31, 2018

Shares	Security Description	Rate	Value
Preferred Stock - 0.0%
Brazil - 0.0%
76	Banco ABC Brasil SA	0.45%	$417
92	Cia de Saneamento do Parana	0.01	302
			719
Total Preferred Stock (Cost $735)			719
Total Equity Securities (Cost $44,489,244)			48,514,718

Shares	Security Description	Value
Rights - 0.0%
26,260	Metropolitan Bank & Trust Co. (a)(c)
	(Cost $0)	5,435

Money Market Fund - 1.9%
963,344	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.54% (d)
	(Cost $963,344)	963,344
Investments, at value - 98.9% (Cost $45,452,588)		$49,483,497
Other Assets & Liabilities, Net - 1.1%		538,343
Net Assets - 100.0%		$50,021,840

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,458,538 or 2.9% of net assets.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $5,435 or 0.0% of net assets.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$1,312,292	$–	$–	$1,312,292
Austria	1,249,863	–	–	1,249,863
Brazil	182,625	–	–	182,625
Canada	2,192,776	–	–	2,192,776
China	640,504	–	–	640,504
Cyprus	266,833	–	–	266,833
Denmark	276,975	–	–	276,975
Faroe Islands	970,871	–	–	970,871
Finland	781,704	–	–	781,704
France	1,836,974	–	–	1,836,974
Germany	3,276,257	–	–	3,276,257
Guernsey	262,642	–	–	262,642
Hong Kong	155,811	–	–	155,811
Ireland	629,930	–	–	629,930
Italy	813,874	–	–	813,874
Japan	15,018,754	–	–	15,018,754
Luxembourg	152,378	–	–	152,378
Malaysia	239,365	–	–	239,365
Mexico	460,459	–	–	460,459
Netherlands	1,654,231	–	–	1,654,231
New Zealand	450,584	–	–	450,584
Norway	1,408,444	–	–	1,408,444
Philippines	295,668	–	–	295,668
Portugal	276,584	–	–	276,584
South Africa	316,690	–	–	316,690
South Korea	1,541,236	–	–	1,541,236

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
MARCH 31, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Spain	$830,775	$–	$–	$830,775
Sweden	2,250,534	–	–	2,250,534
Switzerland	783,568	–	–	783,568
Taiwan	2,005,343	–	–	2,005,343
United Kingdom	5,979,455	–	–	5,979,455
Preferred Stock
Brazil	719	–	–	719
Rights	–	–	5,435	5,435
Money Market Fund	–	963,344	–	963,344
Investments at Value	$48,514,718	$963,344	$5,435	$49,483,497

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of June 30, 2017	$-
Corporate Action	2,584
Change in Unrealized Appreciation/ (Depreciation)	2,851
Balance as of March 31, 2018	$5,435
Net change in unrealized appreciation (depreciation) from investments held as of March 31, 2018	$2,851

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 96.0%
Consumer Discretionary - 17.4%
61,630	America's Car-Mart, Inc. (a)	$3,109,234
47,500	Beazer Homes USA, Inc. (a)	757,625
8,000	BJ's Restaurants, Inc.	359,200
27,700	Care.com, Inc. (a)	450,679
26,332	Carriage Services, Inc.	728,343
56,750	Chicken Soup For The Soul Entertainment, Inc. (a)	404,060
19,460	Chuy's Holdings, Inc. (a)	509,852
26,330	Conn's, Inc. (a)	895,220
20,321	CRA International, Inc.	1,062,585
23,900	Crocs, Inc. (a)	388,375
103,785	Crown Crafts, Inc.	607,142
31,955	Hemisphere Media Group, Inc. (a)	359,494
44,168	Horizon Global Corp. (a)	363,945
19,700	K12, Inc. (a)	279,346
13,400	Lifetime Brands, Inc.	166,160
22,300	M/I Homes, Inc. (a)	710,255
10,200	Monarch Casino & Resort, Inc. (a)	431,358
43,010	Motorcar Parts of America, Inc. (a)	921,704
10,100	Perry Ellis International, Inc. (a)	260,580
5,134	Red Robin Gourmet Burgers, Inc. (a)	297,772
16,135	Saga Communications, Inc., Class A	601,029
11,300	Stoneridge, Inc. (a)	311,880
130,642	TravelCenters of America, LLC (a)	470,311
19,929	William Lyon Homes, Class A (a)	547,848
15,764	Winmark Corp.	2,061,931
8,900	Winnebago Industries, Inc.	334,640
		17,390,568
Consumer Staples - 1.1%
22,300	Dean Foods Co.	192,226
7,100	Medifast, Inc.	663,495
7,600	Seneca Foods Corp., Class A (a)	210,520
		1,066,241
Energy - 4.2%
133,100	Abraxas Petroleum Corp. (a)	295,482
9,038	CONSOL Energy, Inc. (a)	261,831
40,500	Dawson Geophysical Co. (a)	272,970
14,500	ION Geophysical Corp. (a)	392,950
57,765	Natural Gas Services Group, Inc. (a)	1,377,695
67,501	Newpark Resources, Inc. (a)	546,758
38,300	SunCoke Energy, Inc. (a)	412,108
33,049	Unit Corp. (a)	653,048
		4,212,842
Financial Services - 17.5%
40,200	Arbor Realty Trust, Inc. REIT	354,564
24,800	Ashford Hospitality Prime, Inc. REIT	241,056
160,255	Atlas Financial Holdings, Inc. (a)	1,658,639
17,300	Berkshire Hills Bancorp, Inc.	656,535
6,000	Carolina Financial Corp.	235,680
23,028	Cass Information Systems, Inc.	1,370,396
19,400	CatchMark Timber Trust, Inc., Class A REIT	241,918
17,100	Central Valley Community Bancorp	334,476
28,900	Crawford & Co., Class B	237,558
3,062	Diamond Hill Investment Group, Inc. (a)	632,487
17,500	Enterprise Financial Services Corp.	820,750
48,600	EZCORP, Inc., Class A (a)	641,520
10,900	Federal Agricultural Mortgage Corp., Class C	948,518
18,100	Financial Institutions, Inc.	535,760
8,200	First Connecticut Bancorp, Inc.	209,920
13,500	First Defiance Financial Corp.	773,820
Shares	Security Description	Value
Financial Services - 17.5% (continued)
18,300	First Internet Bancorp	$677,100
17,100	Flushing Financial Corp.	461,016
49,207	Fortress Transportation & Infrastructure Investors, LLC	784,852
10,000	FS Bancorp, Inc.	535,000
10,872	Health Insurance Innovations, Inc., Class A (a)	314,201
19,500	Horizon Bancorp	585,195
17,000	Independent Bank Corp./MI	389,300
34,448	NMI Holdings, Inc., Class A (a)	570,114
37,900	OFG Bancorp	396,055
12,200	Old Line Bancshares, Inc.	402,600
20,800	Peapack Gladstone Financial Corp.	694,512
15,600	PennyMac Financial Services, Inc., Class A (a)	353,340
9,000	Preferred Bank/Los Angeles CA	577,800
15,050	Premier Financial Bancorp, Inc.	280,080
44,566	Pzena Investment Management, Inc., Class A	496,020
		17,410,782
Health Care - 22.1%
6,818	Aclaris Therapeutics, Inc. (a)	119,451
69,375	Addus HomeCare Corp. (a)	3,375,094
25,700	Adverum Biotechnologies, Inc. (a)	149,060
18,965	Agile Therapeutics, Inc. (a)	48,740
46,956	AMAG Pharmaceuticals, Inc. (a)	946,163
152,552	Antares Pharma, Inc. (a)	335,614
45,571	Apollo Endosurgery, Inc. (a)	280,262
48,400	Applied Genetic Technologies Corp. (a)	186,340
30,500	Ardelyx, Inc. (a)	154,025
8,700	Arena Pharmaceuticals, Inc. (a)	343,650
31,100	Arrowhead Pharmaceuticals, Inc. (a)	224,231
40,400	BioCryst Pharmaceuticals, Inc. (a)	192,708
4,800	BioSpecifics Technologies Corp. (a)	212,832
36,917	BioTelemetry, Inc. (a)	1,146,273
26,900	Calithera Biosciences, Inc. (a)	169,470
8,218	Cardiovascular Systems, Inc. (a)	180,221
34,900	ChemoCentryx, Inc. (a)	474,640
16,945	Clearside Biomedical, Inc. (a)	181,820
10,500	Concert Pharmaceuticals, Inc. (a)	240,450
97,271	Cross Country Healthcare, Inc. (a)	1,080,681
4,800	Enanta Pharmaceuticals, Inc. (a)	388,368
44,300	Enzo Biochem, Inc. (a)	242,764
54,119	Fortress Biotech, Inc. (a)	246,241
80,800	Harvard Bioscience, Inc. (a)	404,000
3,400	Heska Corp. (a)	268,838
91,200	MEI Pharma, Inc. (a)	188,784
25,829	National Research Corp., Class A	755,498
18,219	National Research Corp., Class B	883,621
96,260	NeoGenomics, Inc. (a)	785,482
74,406	Neos Therapeutics, Inc. (a)	617,570
29,416	Nuvectra Corp. (a)	382,996
9,600	PetIQ, Inc. (a)	255,360
36,000	Progenics Pharmaceuticals, Inc. (a)	268,560
48,400	RadNet, Inc. (a)	696,960
9,115	Repligen Corp. (a)	329,781
52,447	SeaSpine Holdings Corp. (a)	531,813
17,500	Spectrum Pharmaceuticals, Inc. (a)	281,575
9,391	Supernus Pharmaceuticals, Inc. (a)	430,108
29,360	Utah Medical Products, Inc.	2,902,236
67,054	VBI Vaccines, Inc. (a)	234,689
53,300	Verastem, Inc. (a)	158,834
55,790	ViewRay, Inc. (a)	358,730

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Health Care - 22.1% (continued)
6,081	Xencor, Inc. (a)	$182,308
8,300	XOMA Corp. (a)	167,909
		22,004,750
Materials & Processing - 5.2%
26,400	American Vanguard Corp.	533,280
27,115	Culp, Inc.	828,363
111,400	Intrepid Potash, Inc. (a)	405,496
9,323	KMG Chemicals, Inc.	558,914
8,200	Oil-Dri Corp. of America	329,558
10,800	Patrick Industries, Inc. (a)	667,980
35,400	PGT Innovations, Inc. (a)	660,210
21,296	Quanex Building Products Corp.	370,550
6,624	U.S. Concrete, Inc. (a)	400,090
23,500	Verso Corp. (a)	395,740
		5,150,181
Producer Durables - 16.1%
14,600	ArcBest Corp.	467,930
21,400	Briggs & Stratton Corp.	458,174
21,000	CAI International, Inc. (a)	446,460
14,100	Columbus McKinnon Corp.	505,344
27,400	Commercial Vehicle Group, Inc. (a)	212,350
16,000	Global Brass & Copper Holdings, Inc.	535,200
16,670	GP Strategies Corp. (a)	377,576
98,865	Graham Corp.	2,117,688
82,992	Great Lakes Dredge & Dock Corp. (a)	381,763
9,400	Lydall, Inc. (a)	453,550
23,160	Marlin Business Services Corp.	656,586
16,710	Marten Transport, Ltd.	380,988
44,410	SP Plus Corp. (a)	1,580,996
59,740	Thermon Group Holdings, Inc. (a)	1,338,773
28,000	Titan Machinery, Inc. (a)	659,680
107,930	Transcat, Inc. (a)	1,689,105
25,166	Tutor Perini Corp. (a)	554,910
46,344	UFP Technologies, Inc. (a)	1,367,148
14,900	Vectrus, Inc. (a)	554,876
18,864	Vishay Precision Group, Inc. (a)	587,614
5,500	VSE Corp.	284,460
52,323	YRC Worldwide, Inc. (a)	462,012
		16,073,183
Technology - 11.3%
125,705	American Software, Inc., Class A	1,634,165
35,465	CalAmp Corp. (a)	811,439
16,074	Callidus Software, Inc. (a)	577,861
23,715	Carbonite, Inc. (a)	682,992
111,310	Clearfield, Inc. (a)	1,435,899
93,600	DHI Group, Inc. (a)	149,760
23,000	Electro Scientific Industries, Inc. (a)	444,590
28,375	Five9, Inc. (a)	845,291
26,600	Kimball Electronics, Inc. (a)	429,590
47,860	Leaf Group, Ltd. (a)	337,413
109,000	Limelight Networks, Inc. (a)	447,990
18,800	Nova Measuring Instruments, Ltd. (a)	510,044
10,000	Novanta, Inc. (a)	521,500
18,870	PDF Solutions, Inc. (a)	220,024
22,029	Perficient, Inc. (a)	504,905
27,239	PlayAGS, Inc. (a)	633,579
23,800	Rudolph Technologies, Inc. (a)	659,260
24,400	Ultra Clean Holdings, Inc. (a)	469,700
		11,316,002
Utilities - 1.1%
92,900	Atlantic Power Corp. (a)	195,090
35,311	Boingo Wireless, Inc. (a)	874,653
		1,069,743
Shares	Security Description	Value
Total Common Stock
(Cost $79,389,968)		$95,694,292
Exchange Traded Funds - 1.3%
5,960	iShares Russell 2000 Value ETF	726,405
6,636	SPDR S&P Biotech ETF	582,176
Total Exchange Traded Funds
(Cost $1,088,436)		1,308,581

Money Market Fund - 2.6%
2,604,212	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.54% (b)
	(Cost $2,604,212)	2,604,212
Investments, at value - 99.9% (Cost $83,082,616)		$99,607,085
Other Assets & Liabilities, Net - 0.1%		63,372
Net Assets - 100.0%		$99,670,457

ETF	Exchange Traded Fund
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$97,002,873
Level 2 - Other Significant Observable Inputs	2,604,212
Level 3 - Significant Unobservable Inputs	–
Total	$99,607,085

The Level 1 value displayed in this table is Common Stock and Exchange Traded Funds. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II
By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 3, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 3, 2018